Annual Fund Operating Expenses - Stone Ridge Diversified Alternatives Fund	May 07, 2021
Class J
Operating Expenses:
Management Fees (as a percentage of Assets)	0.56%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	3.59%	[2]
Acquired Fund Fees and Expenses	1.08%	[3]
Expenses (as a percentage of Assets)	5.23%
Fee Waiver or Reimbursement	(2.87%)	[4]
Net Expenses (as a percentage of Assets)	2.36%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.56%	[1]
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	3.30%	[2]
Acquired Fund Fees and Expenses	1.08%	[3]
Expenses (as a percentage of Assets)	4.94%
Fee Waiver or Reimbursement	(2.87%)	[4]
Net Expenses (as a percentage of Assets)	2.07%

[1]
The Fund’s Management Fee is “bifurcated” as follows: an annual rate of 0.00% of the Fund’s average daily net assets invested in any fund advised by the Adviser, and 1.50% of the Fund’s average daily net assets invested in other investments.

[2]	Other Expenses have been restated and are based on estimated amounts for the Fund’s current fiscal year.
[3]	Reflects the Fund’s allocable share of the advisory fees and other expenses of the funds in which the Fund invests.
[4]
Through May 7, 2022, the Adviser (defined below) has contractually agreed to pay or otherwise bear operating and other expenses of each class of the Fund (including organizational and offering expenses, but excluding the Fund’s investment management fee, financial intermediary fees and expenses (including shareholder servicing fees and expenses, sub‑transfer agency servicing fees and expenses and fees and expenses for custodial services rendered to shareholders), brokerage and transactional expenses; borrowing and other investment-related costs and fees including interest payments on borrowed funds, loan servicing fees, loan collection and administration fees and expenses; interest and commitment fees; short dividend expense; acquired fund fees and expenses; taxes; litigation and indemnification expenses; judgments; and extraordinary expenses not incurred in the ordinary course of the Fund’s business (collectively, the “Excluded Expenses”)) solely to the extent necessary to limit the Total Annual Fund Operating Expenses, other than Excluded Expenses, of the applicable Class to 0.40% of the average daily net assets attributable to such class of shares. The Adviser shall be entitled to recoup in later periods expenses attributable to a class that the Adviser has paid or otherwise borne to the extent that the expenses for such class of shares (including organizational and offering expenses, but excluding Excluded Expenses) after such recoupment do not exceed the lower of (i) the annual expense limitation rate in effect at the time of the actual reimbursement and (ii) the annual expense limitation rate in effect at the time of the recoupment; provided that the Adviser shall not be permitted to recoup any such expenses beyond three years from the end of the month in which such expense was reimbursed. The expense limitation agreement may only be modified by a majority vote of the trustees who are not “interested persons” of the Fund (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) and the consent of the Adviser.